SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
23.	SUBSEQUENT EVENTS

January 13, 2026, the Company granted 61,230 RSUs to two independent contractors of the Company, expiring in 5 years, vesting immediately.

January 19, 2026, the Company entered into a loan agreement with Susie Zamora for $75,000. The loan bears interest rate of 15% and was repaid in full on Jan 26, 2026.

January 29, 2026, the Company granted 450,000 Options to the consultants listed below at an exercise price of CAD$0.87 ($0.63 at balance sheet rate), vesting on the grant date, that expire 5 years after the date of grant.

●	Consultant “E” 250,000
●	Consultant “F” 200,000

January 30, 2026, the Company entered into a loan agreement with Susie Zamora for $25,000. The loan bears interest rate of 15% and was not repaid until the issuance of this Condensed Consolidated Interim Financial Statements date.

February 8, 2026, Gabriel Rene, the Company’s Chief Executive Officer and member of the Company’s board of directors, resigned his positions as Chief Executive Officer and as a director on the Company’s board of directors, and the Company’s board of directors appointed David Scott, a current member of the Company’s board of directors, to serve and interim Chief Executive Officer while the Company’s board of directors conducts a search for a permanent replacement. Dan Mapes, President Emeritus and Global Brand Ambassador and director on the Company’s board of directors, also resigned his positions with the Company. The Company’s board merged the Chief Accounting Officer position with the Chief Financial Officer position, and consequently, Kevin Wilson, the Company’s Chief Accounting Officer and Corporate Secretary, is no longer employed by the Company. The responsibilities of Chief Accounting Officer will be assumed James Christodoulou, the Company’s Chief Financial Officer, and the responsibilities of Corporate Secretary will be assumed by Donald Moody, the Company’s General Counsel.

February 20, 2025, in connection with the Board Resolution dated December 30, 2025 (Note 7), 148,150 shares issued from vested RSUs held by certain consultants were canceled. Pursuant to executed rescission agreements, all vested shares previously issued upon settlement of RSUs were surrendered by the grantees and canceled without consideration.

●	Consultant “E” - 74,075 shares
●	Consultant “F” - 74,075 shares

25. SUBSEQUENT EVENTS

On April 28, 2025, the Company announced the closing of securities offering in Canada under the base shelf prospectus (the “Offering”). Pursuant to the Offering, the Company raised gross proceeds of approximately US$7.9 million (CAD$11.0 million) by issuing 916,666 Units of the Company (the “Units”) at a price of US$8.64 (CAD$12.00) per Unit.

Each Unit is comprised of one Class A Subordinate Voting Share of the Company (a “Share”) and one-half of one Share purchase warrant (each whole Share purchase warrant, a “Warrant”). Each Warrant entitles the holder to purchase one Share of the Company (a “Warrant Share”) at an exercise price of US$10.80 (CAD$15.00) per Warrant Share at any time until the date that is 36-month from the date of issuance, subject to adjustment in certain events.

The Offering was completed pursuant to an agency agreement dated April 23, 2025 between the Company, A.G.P. Canada Investments ULC, Clear Street LLC and A.G.P./Alliance Global Partners.

In connection with the Offering, the Company agreed to pay the agents up to a cash commission equal to 7% of the gross proceeds of the Offering and agreed to issue to the agents up to such number of compensation warrants as is equal to an aggregate of 3.5% of the number of Units sold pursuant to the Offering (the “Compensation Warrants”). Each Compensation Warrant is exercisable into a Share at an exercise price of US$8.64 (CAD$12.00) per Share until the date that is 36 months after the date of issuance. The cash commission and the number of Compensation Warrants was reduced to 2.0% in respect to the portion of aggregate gross proceeds of the Offering attributable to subscribers identified by the Company.

The Offering was completed in Canada pursuant to a prospectus supplement dated April 25, 2025 (the “Supplement”) to the Company’s base shelf prospectus receipted on September 26, 2024 (the “Base Shelf Prospectus”).

On May 25, 2025, the Company granted 33,334 Option Shares and 33,333 RSUs to consultants of the Company.

-	33,334 Stock Options at an exercise price of CAD$12.57 ($8.74 at balance sheet rate), vesting on the grant date.
-	33,333 RSUs, vesting on July 1, 2025.

On June 20, 2025, the Company announced the consolidation of all of its issued and outstanding Class A Subordinate Voting Shares on the basis of one (1) post-consolidated Subordinate Voting Share for every three (3) pre-consolidated Subordinate Voting Shares held.

On July 11, 2025, the Company announced that the Company has closed its public offering of units (the “Offering”). Pursuant to the Offering, the Company raised gross proceeds of approximately C$9,573,758 (US$7,000,331) by issuing 1,007,764 units of the Company (the “Units”) at a price of C$9.50 (US$6.946) per Unit.

Each Unit is comprised of one Class A Subordinate Voting Share of the Company (a “Share”) and one-half of one Share purchase warrant (each whole Share purchase warrant, a “Warrant”). Each Warrant entitles the holder to purchase one Share of the Company (a “Warrant Share”) at an exercise price of C$11.50 (US$8.409) per Warrant Share at any time until the date that is 36-month from the date of issuance, subject to adjustment in certain events.

The Offering was completed pursuant to an agency agreement dated July 9, 2025 between the Company, A.G.P. Canada Investments ULC and A.G.P./Alliance Global Partners,. Each of A.G.P. Canada Investments ULC and A.G.P./Alliance Global Partners acted as co-lead agents, on behalf of a syndicate of agents including Imperial Capital, LLC and Haywood Securities Inc.

In connection with the Offering, the Company agreed to pay the agents up to a cash commission equal to the greater of C$400,000 and 7% of the gross proceeds of the Offering, and further agreed to issue to the agents up to such number of compensation warrants as is equal to an aggregate of 3.5% of the number of Units sold pursuant to the Offering (the “Compensation Warrants”). Each Compensation Warrant is exercisable into a Share at an exercise price of C$11.50 (US$8.409) per Share until the date that is 36 months after the date of issuance. The cash commission and the number of Compensation Warrants was reduced to 2.0% in respect to the portion of aggregate gross proceeds of the Offering attributable to subscribers identified by the Company. In addition, the Company paid a cash fee of US$250,000 and issued 75,000 corporate finance fee warrants to a financial advisor, with such corporate finance fee warrants having identical terms to the Compensation Warrants.